First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.917.1909

ANNUAL REPORT — 12/31/2009

FOR CONTRACT HOLDERS OF: THE FULCRUM FUNDSM

March 10, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Fulcrum Separate Account 1940 Act Registration Number: 811-7947 1933 Act Registration Numbers: 333-16929 CIK: 00001021148 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	February 25, 2010
AIM Variable Insurance Funds	896435	February 26, 2010
Delaware VIP Trust	814230	February 26, 2010
Gabelli Capital Series Funds Inc.	901246	March 8, 2010
Lazard Retirement Series Inc.	1033669	March 1, 2010
Lincoln Variable Insurance Products Trust	1033669	February 25, 2010
MFS® Variable Insurance TrustSM	918571	March 1, 2010
Oppenheimer Variable Account Funds	752737	February 23, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Vice President, General Counsel
and Corporate Secretary

First Allmerica Financial Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772